Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,921,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,303.49
Total Offset Amount	0.00
Net Fee	3,303.49
Narrative - Max Aggregate Offering Price	$ 23,921,000.00
Final Prospectus	true